Condensed Schedule of Investments (Futures And Forward Currency Contracts) (Parenthetical) - Contract	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Second Year U S Treasury Note [Member] | Long Contracts [Member]
Investment Holdings [Line Items]
Investment term	2 years	2 years
Contracts	400	300
Investment settlement date	Mar. 31, 2021	Mar. 31, 2020
Five Year U S Treasury Note [Member] | Long Contracts [Member]
Investment Holdings [Line Items]
Investment term	5 years	5 years
Contracts	2,390	612
Investment settlement date	Mar. 31, 2021	Mar. 31, 2020
Ten Year U.S. Treasury Note [Member] | Long Contracts [Member]
Investment Holdings [Line Items]
Investment term	10 years
Contracts	1,971
Investment settlement date	Mar. 31, 2021
Ten Year U.S. Treasury Note [Member] | Short Contracts [Member]
Investment Holdings [Line Items]
Investment term		10 years
Contracts		773
Investment settlement date		Mar. 31, 2020
Thirty Year U S Treasury Bond [Member] | Long Contracts [Member]
Investment Holdings [Line Items]
Investment term	30 years
Contracts	556
Investment settlement date	Mar. 31, 2021